/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending , July 31, 1999

MFS Intermediate Income Trust
Date        Identification   Shares RepurchaseRepurchase       NAV       Broker
            of Security                       Price
7/15/99     Shares of        100,000          6.4375           7.34      Merrill
            Beneficial                                                   Lynch
            Interest
7/19/99     Shares of        100,000          6.4375           7.35      Merrill
            Beneficial                                                   Lynch
            Interest
7/20/99     Shares of        100,000          6.4375           7.37      Merrill
            Beneficial                                                   Lynch
            Interest
7/21/99     Shares of        100,000          6.4375           7.38      Merrill
            Beneficial                                                   Lynch
            Interest
7/23/99     Shares of        100,000          6.4375           7.32      Merrill
            Beneficial                                                   Lynch
            Interest
7/26/99     Shares of        100,000          6.4375           7.32      Merrill
            Beneficial                                                   Lynch
            Interest
7/28/99     Shares of        150,000          6.4375           7.34      Merrill
            Beneficial                                                   Lynch
            Interest
7/29/99     Shares of        150,000          6.4375           7.32      Merrill
            Beneficial                                                   Lynch
            Interest
7/30/99     Shares of        50,000           6.4375           7.31      Merrill
            Beneficial                                                   Lynch
            Interest







Total Shares Repurchased:   950,000
Remarks: None.

MFS Intermediate Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer